Borrowings	12 Months Ended
Dec. 31, 2018
Disclosure of borrowing costs [Abstract]
Borrowings
BORROWINGS

	US Dollars
Figures in millions	2018	2017	2016

Non-current

Unsecured
Debt carried at amortised cost
Rated bonds - issued July 2012	761	759	758
Semi-annual coupons are paid at 5.125% per annum. The bonds were issued on 30 July 2012, are repayable on 1 August 2022 and are US dollar-based.
Rated bonds - issued April 2010	1,002	1,001	1,000
Semi-annual coupons are paid at 5.375% per annum on $700m 10-year bonds and at 6.5% per annum on $300m 30-year bonds. The $700m bonds are repayable in April 2020 and the $300m bonds are repayable in April 2040. The bonds are US dollar-based.

Syndicated revolving credit facility ($1bn)	—	32	45
The facility was issued on 17 July 2014 and cancelled during October 2018. Replaced with a new $1.4bn multi-currency facility. The new facility is undrawn.
Syndicated revolving credit facility (A$500m)	—	163	168
The loan was cancelled in October 2018 and replaced by a $1.4bn multi-currency facility which is capped at A$500m. The new facility is undrawn.
Syndicated loan facility (R1.5bn)	—	—	88
The facility was issued on 3 December 2013 and was settled on 12 December 2017.
Syndicated revolving credit facility (R2.5bn)	—	56	—
Quarterly interest paid at JIBAR plus 1.8% per annum. The facility was issued on 12 December 2017 and is available until 12 December 2021, with the option on application to extend for another year. The loan is SA rand-based.

Syndicated loan facility (R1.4bn)	28	81	—
Quarterly interest paid at JIBAR plus 1.65% per annum. The facility was issued on 7 July 2015 and is available until 7 July 2020. The loan is SA rand-based.
Syndicated loan facility (R1bn)	35	81	—
Quarterly interest paid at JIBAR plus 1.3% per annum. The facility was issued on 3 November 2017 and is available until 3 November 2021, with the option on application to extend for another year. The loan is SA rand-based.

Revolving Credit Facilities ($100m)(1)(2)	103	16	41
Various loans with interest rates ranging from 6.2% to 8% above LIBOR. The facilities were issued on 23 August 2016 and are available until 23 August 2019 and are US dollar-based.
Geita revolving credit facility ($115m)(1)	60	—	—
Multi-currency RCF consisting of Tanzanian shilling component which is capped at the equivalent of US$45m. This component bears interest at 12.5%. The remaining USD component of the facility bears interest at LIBOR plus 6.7%. The facility matures on 6 April 2021.

Other	—	1	1
Interest charged at various rates from 2.5% plus delta exchange rate on individual instalments per annum to 4.5% per annum. Repayments terminate in June 2023. All loans are Brazilian real-based.
The loans are subject to debt covenant arrangements for which no default event occurred.

	US Dollars
Figures in millions	2018	2017	2016
Non-current (continued)
Secured
Finance leases
Turbine Square Two (Pty) Limited	9	15	15
The lease is capitalised at an implied interest rate of 9.8% per annum. Lease payments are due in monthly instalments terminating in March 2022 and are SA rand-based. The building financed is used as security for these loans.

Australian Gas Pipeline	48	58	57
The contract with the supplier of gas contains embedded leases which have been determined to bear interest at an average of 6.75% per annum. The embedded leases commenced in November and December 2015 and are for a 10 and 12 year duration, respectively. The leases are repayable in monthly instalments and are Australian dollar-based. The equipment related to the embedded leases is used as security for these loans.

Other	4	5	5
Various loans with interest rates ranging from 2.5% to 14.7% per annum. These loans are repayable from 2016 to 2041. Some of these loans are secured by the financed assets.
Total borrowings (note 34)	2,050	2,268	2,178
Current portion of borrowings	(139)	(38)	(34)
Total non-current borrowings	1,911	2,230	2,144

Current
Current portion of non-current borrowings included above	139	38	34

Amounts falling due
Within one year(1)(2)	139	38	34
Between one and two years	734	219	170
Between two and five years	860	1,687	902
After five years	317	324	1,072
(note 34)	2,050	2,268	2,178

(1) On 29 January 2019 $35m of this facility was combined with the Geita RCF $115m and will be transferred to non-current borrowings during the next reporting period as the new facility is due on 6 April 2021.
(2) On 27 February 2019 the remaining portion of the $65m was renewed for a further three years, maturing 27 February 2022.

	US Dollars
Figures in millions	2018	2017	2016

Currency
The currencies in which the borrowings are denominated are as follows:
US dollar	1,896	1,807	1,844
Australian dollar	48	221	225
SA rand	75	237	106
Tanzanian shilling	29	—	—
Brazilian real	2	3	3
(notes 33 and 34)	2,050	2,268	2,178

Undrawn facilities
Undrawn borrowing facilities as at 31 December are as follows:
Syndicated revolving credit facility ($1bn) - US dollar	—	965	950
Syndicated revolving credit facility (A$500m) - Australian dollar	—	226	191
Syndicated revolving credit facility (R1.5bn) - SA rand	—	—	21
Syndicated revolving credit facility (R2.5bn) - SA rand	174	146	—
Syndicated revolving credit facility (R1.4bn) - SA rand	70	32	102
FirstRand Bank Limited (R750m) - SA rand	52	61	37
Revolving credit facilities ($100m) - US dollar	—	85	60
Revolving credit facility (R1bn) - SA rand	35	—	—
Multi currency syndicated revolving credit facility ($1.4bn) - US Dollar	1,400	—	—
Revolving credit facility - $115m	57	—	—
	1,788	1,515	1,361

Changes in liabilities arising from financing activities:
Reconciliation of total borrowings:
A reconciliation of total borrowings included in the statement of financial position is set out in the following table:
Opening balance	2,268	2,178	2,737
Proceeds from borrowings	753	815	787
Repayment of borrowings	(967)	(767)	(1,333)
Finance costs paid on borrowings	(117)	(125)	(159)
Interest charged to the income statement	127	130	145
Fair value adjustments on issued bonds	—	—	(9)
Translation	(14)	37	10
Closing balance	2,050	2,268	2,178

Reconciliation of finance costs paid:
A reconciliation of finance costs paid included in the statement of cash flows is set out in the following table:
Finance costs paid on borrowings	117	125	159
Commitment fees, environmental guarantee fees and other borrowing costs	13	13	13
Total finance costs paid	130	138	172